Inventories, net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories, net

8. Inventories, net

An analysis of inventories at December 31, 2017 and 2018 is as follows:

	2017	2018
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 42,262,511	Ps. 43,723,492
Less: Reserve for obsolete and slow-moving inventories	(3,452,946)	(3,418,130)

Total	Ps. 38,809,565	Ps. 40,305,362

For the years ended December 31, 2016, 2017 and 2018, the cost of inventories recognized in cost of sales was Ps. 172,495,376, Ps. 170,154,336 and Ps. 180,013,986 respectively.